Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are as follows:
Years ended December 31,	2023	2022
Current:	$–	$–
Kingdom of Lesotho	–	–
Republic of Malta	–	–
United Kingdom	–	–
	$–	$–

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities have not been recognized for the following:
Years ended December 31,	2023	2022
Net loss before income taxes:	$(32,275,070)	$(11,657,674)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(8,552,894)	(3,089,284)
Non-deductible items	7,671,563	1,664,757
Non-taxable items	(759,559)	(3,420,469)
Foreign rate differential	1,630,735	(323,877)
Unrecognized loss carryforwards	10,155	5,168,873
	$–	$–

Schedule of Deferred Tax Assets	The Company has reconciled to the average statutory tax rate of the Kingdom of Lesotho (10%), the Republic of Malta (35%), the United Kingdom (25%), and the Republic of Portugal (21%).
At December 31,	2023	2022
Net operating loss before carryforwards	$–	$–
Unrecognized loss carryforwards	$–	$–